Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended
	Mar. 11, 2015 Unit	Mar. 19, 2014
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Senior secured revolving credit facility		$ 40,000,000
Subsequent Events [Member] | OOCL [Member]
Subsequent Event [Line Items]
Size of acquired vessel in TEUs	8,063
Vessel Purchase Price	$ 53,600,000
Daily Charter Rate	34,500
Subsequent Events [Member] | Minimum [Member] | OOCL [Member]
Subsequent Event [Line Items]
Remaining charter terms	36 months
Subsequent Events [Member] | Maximum [Member] | OOCL [Member]
Subsequent Event [Line Items]
Remaining charter terms	39 months